Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (226,224)	$ (47,010)	$ (295,957)	$ (98,743)
Other comprehensive income (loss)
Loss on settlements of interest rate cash flow hedges retained in other comprehensive income	0	0	0	(30)
Change in fair value of interest rate cash flow hedges	0	0	0	21,297
Losses reclassified into earnings as a result of discontinuance of cash flow hedge accounting	0	5,973	0	5,973
Total other comprehensive income	0	5,973	0	27,240
Comprehensive loss	$ (226,224)	$ (41,037)	$ (295,957)	$ (71,503)